SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jul. 30, 2010	Mar. 30, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 30, 2011
Property and Equipment [Line Items]
Depreciation				$ 25,400,000	$ 27,300,000	$ 33,600,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds							2,500,000
Proceeds from sale of assets	1,900,000	11,000	121,000	193,000	102,000	2,032,000
Notes, Loans and Financing Receivable, Gross, Current							600,000
Gain (Loss) on Disposition of Assets						$ 100,000
Building and improvements [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life		10 years		10 years
Building and improvements [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life		37 years		37 years
Machinery and equipment, including leases [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life		3 years		3 years
Machinery and equipment, including leases [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life		15 years		15 years
Leasehold improvements [Member]
Property and Equipment [Line Items]
Property plant and equipment useful life description		Term of lease or useful life, whichever is shorter		Term of lease or useful life, whichever is shorter